Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 35
Realized Cumulative after-tax gains resulting from disposition of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI	38
Dividend income recognized on equity securities	5
Dividend income recognized on equity securities designated at FVOCI that were disposed	0
Expected credit losses	1,639
Financial instruments purchased or originated credit-impaired [member]
Disclosure of financial assets [line items]
Expected credit losses	2	$ 2
BARBADOS | Long term [Member] | Financial instruments purchased or originated credit-impaired [member]
Disclosure of financial assets [line items]
Debt securities, par value	522
Securities estimated fair value	375
BARBADOS | Derecognised debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Debt securities, par value	467
Expected credit losses	99
BARBADOS | Derecognised loans measured at amortized cost [member]
Disclosure of financial assets [line items]
Debt securities, par value	116
Expected credit losses	48
HTM securities [member]
Disclosure of financial assets [line items]
Carrying value		2,435
Fair value		$ 2,422
Stage 1 [member] | BARBADOS
Disclosure of financial assets [line items]
Expected credit losses	1
Stage 1 [member] | BARBADOS | Short term securities [member]
Disclosure of financial assets [line items]
Debt securities, par value	$ 61